Stockholders' Equity and Per Share Data (Narrative) (Details) (USD $)	Mar. 31, 2014 years	Mar. 31, 2014 Series 1 Voting [Member]	Mar. 31, 2014 Non Voting [Member]	Dec. 31, 2012 Predecessor [Member]	Jul. 10, 2013 Predecessor [Member] Options and RSUs [Member]	Mar. 31, 2013 Predecessor [Member] Options and RSUs [Member]	Dec. 31, 2012 Predecessor [Member] Options and RSUs [Member]	Dec. 31, 2011 Predecessor [Member] Options and RSUs [Member]	Mar. 31, 2014 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Mar. 31, 2014 Successor [Member] Options and RSUs [Member]	Dec. 31, 2013 Successor [Member] Options and RSUs [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Number of shares that had no effect on computation of dilutive weighted average number of shares outstanding					61,000,000	74,000,000	78,000,000	71,000,000				60,000,000	70,000,000
Capital Units, Authorized	10,020,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001
Common Stock, Shares, Outstanding	3,900,000,000
Number Of Stock That Will Be Issued Shares Warrant										55,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	5.25
Common shares, shares authorized		9,000,000,000	1,000,000,000	6,500,000,000					9,000,000,000	9,000,000,000	25,000,000
Common Stock, Par or Stated Value Per Share		$ 0.01	$ 0.01	$ 2					$ 0.01	$ 0.01	$ 0
Preferred Stock, Shares Authorized	20,000,000
Exercise period for warrant	5